                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-4304

Exact name of registrant as specified in charter:
Delaware Group Government Fund

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: July 31

Date of reporting period: July 31, 2005

Item 1.  Reports to Stockholders

                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group


FIXED INCOME



ANNUAL REPORT JULY 31, 2005
--------------------------------------------------------------------------------
              DELAWARE AMERICAN GOVERNMENT BOND FUND




[LOGO] POWERED BY RESEARCH(R)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             2
-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     4
-----------------------------------------------------------------
SECTOR ALLOCATION                                               5
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       6

  Statement of Operations                                       9

  Statements of Changes in Net Assets                          10

  Financial Highlights                                         11

  Notes to Financial Statements                                16
-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      19
-----------------------------------------------------------------
OTHER FUND INFORMATION                                         20
-----------------------------------------------------------------
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS                       22
-----------------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

PORTFOLIO                                 DELAWARE AMERICAN GOVERNMENT BOND FUND
  MANAGEMENT REVIEW                       August 8, 2005

FUND MANAGERS

Steven R. Cianci
Portfolio Manager

Paul Grillo
Portfolio Manager

Q: PLEASE DESCRIBE THE NATURE OF THE FIXED INCOME MARKETS DURING THE 12-MONTH PERIOD ENDED JULY 31, 2005.
A: During the last five months of 2004, interest rates steadily trended downward as evidence of economic weakness, as with soft auto and retail sales, and crude oil prices continued to rise, pressing $50 per barrel. These factors generally led market participants to lower their expectations for economic expansion. Beginning this period at 4.48%, 10-year Treasury yields dropped to a low of 3.99% after September's disappointing non-farm payroll number before rising to a year-ending 4.24%. During November, crude oil prices declined by 5% after reaching $55 per barrel in early October. Already trending downward, the U.S. dollar continued to weaken over the final three months of 2004, declining -9.0% and -7.2% versus the euro and yen, respectively (source: Bloomberg L.P.). Furthermore, the Federal Reserve Board remained committed to raising rates at "a measured pace." The fed-funds rate had risen from 1.25% at the fiscal year's start to 2.25% by calendar year-end (source: St. Louis Federal Reserve Bank).

From the onset of 2005 until July 31, 10-year Treasury yields first moved downward, to a seven-month low of 3.91%, before beginning their ascent to 4.28% by fiscal year-end. During this period, a "bull flattening" trend was largely in place, with the yield spread between two- and 30-year Treasuries narrowing, given market uncertainty over U.S. economic growth prospects (source: Bloomberg L.P.).

In our opinion, foreign demand, European economic slowdown, and investor perceptions of an "inflation fighting" Federal Reserve Board fueled the tendency toward relatively low long-term yields. Perhaps Federal Reserve Chairman Alan Greenspan put it best, when in attempting to describe the sense of disconnect between rising short-term rates and muted longer-term bond yield, he employed the term "conundrum" (source: Reuters Group PLC).

Mid-high grade corporates, along with agency and mortgage bonds, were the top performers during the fiscal year, while asset-backed securities (ABS) and Treasury Inflation-Protected Securities (TIPS) were some of the top underperformers (source: Citigroup Global Markets Inc.).

Q: HOW WELL DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK AND PEER GROUP?
A: Delaware American Government Bond Fund performed in line relative to its benchmark and peer group, returning +4.60% (Class A shares at net asset value with distributions reinvested) for the fiscal year ended July 31, 2005. The Fund's performance benchmark - the Lehman Brothers Government Bond Index - returned +4.39% and its peer group - as measured by the Lipper General U.S. Government Funds Average - returned +4.75% (source: Lipper Inc.).

Q: WHAT FACTORS INFLUENCED FUND PERFORMANCE FOR THE FISCAL YEAR PERIOD?
A: With regard to the Federal Reserve Board and its policy of raising short-term rates in 25-basis point (0.25%) increments, we believed the front-end of the yield curve would be susceptible to coupon-type returns, in which price appreciation would play little, if any, role in influencing Fund performance. Conversely, we believed the back-end of the yield curve could potentially benefit from the confluence of key forces at work within the fixed income markets, as with the Federal Reserve's continued endorsement of higher rates, rising petroleum prices, and demand from foreign investors for long-dated domestic debt. We viewed the combination of these factors as supporting the thesis of a gearing down of the global economy, resulting in this year's notable "bull flattening trade."

Q: DESCRIBE SOME BROAD DECISIONS YOU APPLIED TO THE FUND'S PORTFOLIO.
A: In 2005, for example, we believed Fund performance focused on security and sector decisions, as well as yield curve placement, and less on interest rate considerations. We favored a high-quality exposure in the front-end of the yield curve, allocating assets to mortgage-backed securities (MBS). To a lesser degree, we employed asset-backed securities (ABS); to a greater degree, we used agency bonds.

Q: WHAT INFLUENCED PERFORMANCE IN THE FUND?
A: TIPS retreated during the second quarter of 2005, thereby taking back the gains they had experienced earlier in the year. On the other hand, we believe the Fund benefited from investments we positioned strategically along the yield curve. In the short end, we believe hybrid mortgages aided Fund return. In the middle, Fannie Mae subordinated debt benefited from the flattening yield curve, as did agency zero-coupon bonds, specifically REFCO strips, in the long end.

Q: HOW MIGHT YOU MANAGE THE FUND IF SHORT-TERM RATES STABILIZE?
A: With the prospect of the Federal Reserve Board ending its campaign of raising short-term rates - likely in our view in the 3.75% to 4.00% range - we would anticipate to unravel the bias that's currently in the Fund, gearing it toward a flattening yield curve. We may instead favor a "bullet" investment strategy, whereby bond maturities may tend to be focused on one point of the yield curve.

PERFORMANCE SUMMARY
  DELAWARE AMERICAN GOVERNMENT BOND FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware American Government Bond Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.

FUND PERFORMANCE
Average Annual Total Returns
Through July 31, 2005            Lifetime    10 Years    Five Years   One Year
--------------------------------------------------------------------------------
Class A (Est. 8/16/85)
Excluding Sales Charge            +6.64%      +5.74%       +6.36%      +4.60%
Including Sales Charge            +6.39%      +5.25%       +5.38%      -0.10%
--------------------------------------------------------------------------------
Class B (Est. 5/2/94)
Excluding Sales Charge            +5.14%      +5.14%       +5.61%      +3.87%
Including Sales Charge            +5.14%      +5.14%       +5.37%      -0.13%
--------------------------------------------------------------------------------
Class C (Est. 11/29/95)
Excluding Sales Charge            +4.79%                   +5.60%      +3.87%
Including Sales Charge            +4.79%                   +5.60%      +2.87%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime and 10-year performance figures for Class B shares reflect conversion to Class A shares after eight years.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime and one-year periods ended July 31, 2005 for Delaware American Government Bond Fund's Class R shares were 1.78% and 4.41%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%. However, as of August 1, 2005, the Distributor has contracted to limit this amount to 0.50% through October 31, 2006.

The average annual total returns for the lifetime (since 8/16/85), 10-year, five-year, and one-year periods ended July 31, 2005 for Delaware American Government Bond Fund's Institutional Class were +6.90%, +6.05%, 6.67%, and +4.91%, respectively. The Institutional Class shares were first made available on June 1, 1992 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to June 1, 1992 for Delaware American Government Bond Fund is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset-based distribution charge of Class A shares.

An expense limitation was in effect for all classes of Delaware American Government Bond Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Nasdaq Institutional Class symbol:    DUGIX

Nasdaq Class R symbol:                DUGRX

FUND BASICS
As of July 31, 2005
--------------------------------------------------------------------------------
FUND OBJECTIVE:

To provide high current income consistent with safety of principal by investing primarily in debt obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:

$150.8 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:

221
--------------------------------------------------------------------------------
FUND START DATE:

August 16, 1985
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YOUR FUND MANAGERS:

Stephen R. Cianci joined Delaware Investments in 1992. He holds both a B.S. and a MBA from Widener University. He became co-manager of the Fund in January 1999. Mr. Cianci is an Adjunct Professor of Finance at Widener University and is a CFA charterholder.

Paul Grillo joined Delaware Investments in 1993, after serving as a mortgage strategist and trader at Dreyfus Corporation. He holds a bachelor's degree from North Carolina State University and a MBA from Pace University. Mr. Grillo is also a CFA charterholder.
--------------------------------------------------------------------------------

NASDAQ SYMBOLS:

Class A  DEGGX
Class B  DEGBX
Class C  DUGCX

--------------------------------------------------------------------------------
PERFORMANCE OF A $10,000 INVESTMENT
July 31, 1995 through July 31, 2005

                        DELAWARE
                        AMERICAN
                        GOVERNMENT
            ANNUAL      BOND FUND -         ANNUAL    LEHMAN BROTHERS GOVERNMENT
            RETURN    CLASS A SHARES        RETURN             BOND INDEX
Jul-95                    $ 9,550                                $10,000
Jul-96       4.09%        $ 9,941            5.20%               $10,520
Jul-97       9.77%        $10,912            8.59%               $11,424
Jul-98       6.50%        $11,621            6.83%               $12,204
Jul-99       0.59%        $11,690            4.05%               $12,698
Jul-00       4.88%        $12,260            5.16%               $13,353
Jul-01      12.14%        $13,748           11.73%               $14,920
Jul-02       7.67%        $14,803            8.60%               $16,203
Jul-03       3.83%        $15,370            4.03%               $16,856
Jul-04       3.74%        $15,945            2.74%               $17,318
Jul-05       4.60%        $16,678            2.51%               $17,752

Chart assumes $10,000 invested on July 31, 1995 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. The chart also assumes $10,000 invested in the Lehman Brothers Government Bond Index. Returns plotted on the chart were as of the last day of each successive month shown. The Lehman Brothers Government Bond Index is an unmanaged index that generally tracks the performance of U.S. Government bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. The performance graph does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares. An expense limitation was in effect for all classes of the Delaware American Government Bond Fund during the period shown. Performance would have been lower had the expense limitation not been in effect. Past performance is not a guarantee of future results.

DISCLOSURE                      For the Period February 1, 2005 to July 31, 2005
  OF FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE AMERICAN GOVERNMENT BOND FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                  Expenses
                                                           Beginning     Ending                  Paid During
                                                            Account     Account       Annualized   Period
                                                             Value       Value          Expense   2/1/05 to
                                                             2/1/05     7/31/05          Ratio     7/31/05*
------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,008.50         1.10%      $5.48
Class B                                                     1,000.00    1,005.00         1.80%       8.95
Class C                                                     1,000.00    1,005.00         1.80%       8.95
Class R+                                                    1,000.00    1,007.00         1.40%       6.97
Institutional Class                                         1,000.00    1,010.00         0.80%       3.99
------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,019.34         1.10%      $5.51
Class B                                                     1,000.00    1,015.87         1.80%       9.00
Class C                                                     1,000.00    1,015.87         1.80%       9.00
Class R+                                                    1,000.00    1,017.85         1.40%       7.00
Institutional Class                                         1,000.00    1,020.83         0.80%       4.01
------------------------------------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
+ The table above reflects Class R distribution and service (12b-1) fees of 0.60%. Effective August 1, 2005, DDLP has contracted to limit distribution and service fees through November 30, 2006 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

SECTOR ALLOCATION                                            As of July 31, 2005
  DELAWARE AMERICAN GOVERNMENT BOND FUND

Sector designations may be different than the sector designations presented in other Fund materials.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES                                  2.29%
------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                     21.65%
------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                              18.66%
------------------------------------------------------------------------
AGENCY OBLIGATIONS                                             16.15%
------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           1.88%
------------------------------------------------------------------------
CORPORATE BONDS                                                 1.54%
------------------------------------------------------------------------
Banking                                                         1.18%

Energy                                                          0.36%

Finance                                                         0.00%
------------------------------------------------------------------------
MUNICIPAL BONDS                                                 0.15%
------------------------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES                              0.78%
------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                  7.59%
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                      28.55%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           1.59%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.83%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS               (0.83)%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENT                                 DELAWARE AMERICAN GOVERNMENT BOND FUND
  OF NET ASSETS                           July 31, 2005

                                                         Principal     Market
                                                          Amount       Value
AGENCY ASSET-BACKED SECURITIES - 2.29%
 oSLMA Student Loan Trust
    Series 1997-2 A2 3.631% 1/25/10                    $   279,642   $   279,991
    Series 2004-1 A1 3.69% 1/26/15                       2,101,623     2,103,389
    Series 2004-5 A2 3.68% 4/25/14                       1,069,228     1,069,806
                                                                     -----------
TOTAL AGENCY ASSET-BACKED SECURITIES
  (cost $3,452,183)                                                    3,453,186
                                                                     -----------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 21.65%
  Fannie Mae
    Series 1988-15 A 9.00% 6/25/18                           2,690         2,873
    Series 1996-46 ZA 7.50% 11/25/26                       329,563       352,340
    Series 2001-50 BA 7.00% 10/25/41                       419,124       437,870
    Series 2003-122 AJ 4.50% 2/25/28                       285,984       283,767
  Fannie Mae Grantor Trust
    Series 2001-T8 A2 9.50% 7/25/41                        900,577       991,685
    Series 2001-T10 A1 7.00% 12/25/41                      449,476       469,821
    Series 2002-T1 A2 7.00% 11/25/31                       243,463       254,620
  Fannie Mae Strip
    Series 35-2 12.00% 7/1/18                              145,539       164,052
    Series C-2 12.00% 5/1/09                               217,608       235,249
    Series D-2 11.00% 4/1/09                               153,353       163,079
    Series F-2 11.50% 5/1/09                                99,753       106,959
    Series H-2 11.50% 5/1/09                               160,504       172,053
    Series J-1 7.00% 11/1/10                                 9,426         9,567
  Fannie Mae Whole Loan
    Series 2002-W1 2A 7.50% 2/25/42                        278,735       293,873
    Series 2004-W3 A2 3.75% 5/25/34                        695,000       686,985
    Series 2004-W9 2A1 6.50% 2/25/44                       315,804       326,767
  Freddie Mac
    Series 2552 KB 4.25% 6/15/27                           910,763       909,039
    Series 2575 PT 4.50% 6/15/24                         1,000,000       994,338
    Series 2889 OE 5.00% 1/15/30                         1,470,000     1,458,372
    Series 2902 LC 5.50% 12/15/17                          375,000       380,405
    Series 2936 PC 5.00% 9/15/30                         1,095,000     1,087,005
    Series 2981 NC 5.00% 4/15/31                         1,310,000     1,299,588
  Freddie Mac Structured Pass
    Through Securities
    Series T-42 A5 7.50% 2/25/42                            95,365       100,927
    Series T-58 2A 6.50% 9/25/43                         1,794,455     1,852,926
  GNMA
    Series 2002-28 B 5.779% 7/16/24                      4,000,000     4,158,227
    Series 2002-61 BA 4.648% 3/16/26                     3,000,000     2,995,437
    Series 2003-43 B 4.374% 4/16/33                      5,000,000     4,887,937
    Series 2003-72 C 4.86% 2/16/30                       2,500,000     2,510,358
    Series 2003-78 B 5.11% 10/16/27                      5,000,000     5,057,908
                                                                     -----------
TOTAL AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS (cost $32,782,341)                                      32,644,027
                                                                     -----------
AGENCY MORTGAGE-BACKED SECURITIES - 18.66%
  Fannie Mae
    5.50% 1/1/13                                           655,406       667,900
    6.215% 6/1/08                                          636,744       658,235
    7.41% 4/1/10                                         4,845,584     5,337,713
    10.50% 6/1/30                                           36,467        41,345
 oFannie Mae ARM TBA 5.057% 8/1/15                         475,000       473,316
  Fannie Mae Relocation 30 yr 5.00%
    9/1/33 to 11/1/33                                    2,020,149     2,014,466

                                                         Principal     Market
                                                          Amount       Value
AGENCY MORTGAGE-BACKED SECURITIES (continued)
  Fannie Mae S.F. 15 yr
    6.00% 6/1/17                                     $ 1,264,592     $ 1,307,272
    6.50% 6/1/16                                              49              51
    8.00% 10/1/16                                        680,038         727,428
  Fannie Mae S.F. 15 yr TBA 4.50% 8/1/20                  40,000          39,350
  Fannie Mae S.F. 30 yr
    8.00% 2/1/30                                          67,279          72,262
    10.00% 7/1/20 to 4/1/34                              908,455       1,025,719
  Fannie Mae S.F. 30yr TBA 5.50% 8/1/35                1,760,000       1,769,349
  Freddie Mac 6.00% 1/1/17                               370,902         381,450
  Freddie Mac Relocation 15 yr
    3.50% 9/1/18 to 10/1/18                            3,032,486       2,857,170
  Freddie Mac Relocation 30 yr
    5.00% 9/1/33                                       2,643,173       2,635,738
  Freddie Mac S.F. 15 yr 9.00% 12/1/05                       310             312
  Freddie Mac S.F. 20 yr 5.50% 9/1/24                  1,379,170       1,396,839
  Freddie Mac S.F. 30 yr
    7.00% 11/1/33                                        183,370         192,596
    8.00% 5/1/11                                         499,266         515,492
    8.50% 12/1/09                                         34,729          35,988
    9.00% 9/1/30                                         457,097         506,234
    10.00% 1/1/19                                         38,500          43,084
    11.50% 6/1/15 to 3/1/16                              237,741         269,628
  GNMA GPM
    11.00% 3/15/13                                        37,870          41,539
    12.00% 1/15/13                                         7,933           9,014
    12.25% 3/15/14                                        11,787          13,135
  GNMA S.F. 15 yr 6.50% 7/15/14                          152,322         159,415
  GNMA S.F. 30 yr
    6.00% 4/15/33                                        767,588         789,896
    7.00% 5/15/28                                        565,262         598,118
    7.50% 12/15/23 to 1/15/32                            681,611         731,067
    8.00% 5/15/30                                         40,840          44,044
    9.50% 9/15/17 to 3/15/23                             290,123         321,628
    10.00% 3/15/16 to 9/15/18                             46,823          52,616
    11.00% 12/15/09 to 9/15/15                           190,008         208,418
    11.50% 7/15/15                                         7,042           7,867
    12.00% 12/15/12 to 12/15/15                          554,012         624,499
    12.50% 5/15/10 to 1/15/16                             96,833         108,932
  GNMA II GPM
    10.75% 3/20/16 to 2/20/18                             30,173          33,012
    12.00% 1/20/14                                        23,393          26,683
  GNMA II S.F. 15 yr 9.00% 10/20/05                          118             119
  GNMA II S.F. 30 yr
    6.00% 11/20/28                                       294,129         302,126
    6.50% 2/20/30                                        397,723         414,254
    7.50% 9/20/30                                         83,595          88,977
    8.00% 6/20/30                                         44,737          48,023
    10.00% 11/20/15 to 6/20/21                            94,727         106,494
    10.50% 3/20/16 to 7/20/21                            100,689         114,056
    11.00% 5/20/15 to 7/20/19                             52,180          57,609
    12.00% 3/20/14 to 5/20/15                             67,703          77,872
    12.50% 10/20/13 to 7/20/15                           172,814         193,722
                                                                     -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (cost $27,992,898)                                                  28,142,072
                                                                     -----------

STATEMENT                                 DELAWARE AMERICAN GOVERNMENT BOND FUND
  OF NET ASSETS (CONTINUED)

                                                         Principal     Market
                                                          Amount       Value
AGENCY OBLIGATIONS - 16.15%
  Fannie Mae
    5.00% 4/15/15                                     $ 2,745,000    $ 2,841,034
   ^5.21% 10/9/19                                       9,920,000      4,749,984
    5.25% 8/1/12                                        2,030,000      2,094,105
 ^Financing Corporation Interest Strip 12
    4.264% 6/6/12                                      12,775,000      9,412,696
 ^Financing Corporation Principal Strips
    PRN 2 5.031% 11/30/17                               8,460,000      4,729,758
    PRN 15 5.24% 3/7/19                                 1,000,000        521,683
                                                                     -----------
TOTAL AGENCY OBLIGATIONS
  (cost $24,393,036)                                                  24,349,260
                                                                     -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.88%
  Bank of America Commercial Mortgage
    Series 2005-1 A3 4.877% 11/10/42                      815,000        818,872
   oSeries 2005-2 AJ 4.953% 7/10/43                       175,000        173,900
  General Electric Capital Commercial
    Mortgage Series 2005-C2 A2
    4.706% 5/10/43                                        820,000        819,349
 oMerrill Lynch Mortgage Trust Series
    2004-BPC1 A3 4.467% 10/12/41                          235,000        230,192
  MorganStanley Capital I Series
    2005-HQ6 A2A 4.882% 8/13/42                           255,000        256,400
  Wachovia Bank Commercial Mortgage
    Trust Series 2005-C18 A2
    4.657% 4/15/42                                        540,000        537,924
                                                                     -----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
  (cost $2,854,449)                                                    2,836,637
                                                                     -----------
CORPORATE BONDS - 1.54%
Banking - 1.18%
  CitiFinancial 10.00% 5/15/09                          1,500,000      1,773,052
                                                                     -----------
                                                                       1,773,052
                                                                     -----------
Energy - 0.36%
  Apache Finance 7.00% 3/15/09                            500,000        546,621
                                                                     -----------
                                                                         546,621
                                                                     -----------
Finance - 0.00%
  Berkshire Hathaway Finance 4.125% 1/15/10                 5,000          4,896
                                                                     -----------
                                                                           4,896
                                                                     -----------
TOTAL CORPORATE BONDS (cost $2,540,264)                                2,324,569
                                                                     -----------
MUNICIPAL BONDS - 0.15%
 oMassachusetts State Special Obligation
    Revenue Loan 5.27% 6/1/22 (FSA)                       200,000        219,016
                                                                     -----------
TOTAL MUNICIPAL BONDS (cost $221,341)                                    219,016
                                                                     -----------
Non-Agency Asset-Backed Securities - 0.78%
 oNovastar Home Equity Loan
    Series 2004-4 A2B 3.80% 3/25/35                       650,000        652,125
 oResidential Funding Mortgage Securities II
    Series 2005-HI2 A1 3.60% 5/25/35                      530,706        530,623
                                                                     -----------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES
  (cost $1,180,706)                                                    1,182,748
                                                                     -----------

                                                      Principal         Market
                                                        Amount          Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 7.59%
  Bank of America Alternative Loan Trust
    Series 2003-10 2A1 6.00% 12/25/33                $ 1,568,439     $ 1,594,907
    Series 2004-11 1CB1 6.00% 12/25/34                 1,068,687       1,088,213
    Series 2005-5 2CB1 6.00% 6/25/35                     299,994         304,750
 oBank of America Mortgage Securities
    Series 2004-E 1A1 3.524% 6/25/34                     526,413         519,556
    Series 2005-F 2A3 4.742% 7/25/35                     665,002         659,287
  Credit Suisse First Boston Mortgage
    Securities Series 2003-29 5A1
    7.00% 12/25/33                                       382,924         394,292
  First Horizon Asset Securities
    Series 2003-5 1A17 8.00% 7/25/33                     268,977         284,974
 #GSMPS Mortgage Loan Trust 144A
    Series 1998-2 A 144A 7.75% 5/19/27                   333,949         353,970
    Series 1999-3 A 144A 8.00% 8/19/29                   686,267         733,300
    Series 2005-RP1 1A4 144A 8.50% 1/25/35               796,859         870,531
 #MASTR Reperforming Loan Trust
    Series 2005-1 1A5 144A
    8.00% 8/25/34                                        487,793         521,987
 #MASTR Specialized Loan Trust
    Series 2005-2 A2 144A 5.15% 7/25/35                  610,074         603,973
  Residential Asset Mortgage Products
    Series 2004-SL1 A3 7.00% 11/25/31                    385,317         395,125
    Series 2004-SL4 A3 6.50% 7/25/32                     350,482         359,020
  Structured Asset Securities
   oSeries 2002-22H 1A 6.999% 11/25/32                   901,713         919,669
    Series 2004-12H 1A 6.00% 5/25/34                     721,597         730,617
 oWashington Mutual Series 2005-AR3 A1
    4.654% 3/25/35                                       764,720         758,328
  Washington Mutual Alternative Mortgage
    Pass-Through Certificate
    Series 2005-1 5A2 6.00% 3/25/35                      278,684         281,208
    Series 2005-1 6A2 6.50% 3/25/35                       73,304          74,325
                                                                     -----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS (cost $11,552,677)                                      11,448,032
                                                                     -----------
U.S. TREASURY OBLIGATIONS - 28.55%
  U.S. Treasury Bond 5.375% 2/15/31                    7,290,000       8,286,113
  U.S. Treasury Inflation Index Bond
    2.375% 1/15/25                                       577,560         609,913
  U.S. Treasury Inflation Index Notes
    1.625% 1/15/15                                     1,069,037       1,045,568
    2.00% 7/15/14                                      2,067,857       2,090,798
  U.S. Treasury Notes
    3.625% 6/15/10                                     3,170,000       3,101,154
    (infinity)3.875% 5/15/10                          23,390,000      23,111,332
    4.125% 5/15/15                                     4,870,000       4,809,890
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (cost $43,204,810)                                                  43,054,768
                                                                     -----------

STATEMENT                                 DELAWARE AMERICAN GOVERNMENT BOND FUND
  OF NET ASSETS (CONTINUED)

                                                      Principal         Market
                                                        Amount          Value
REPURCHASE AGREEMENTS - 1.59%
  With BNP Paribas 3.25% 8/1/05
    (dated 7/29/05, to be repurchased
    at $1,406,380, collateralized by
    $816,000 U.S. Treasury Bills due
    1/5/06, market value $803,873 and
    $641,000 U.S. Treasury Bills due
    1/19/06, market value $630,438)                   $1,406,000   $  1,406,000
  With UBS Warburg 3.23% 8/1/05
    (dated 7/29/05, to be repurchased
    at $987,266, collateralized by
    $665,000 U.S. Treasury Notes
    2.00% due 8/31/05, market value
    $670,165 and $340,000 U.S. Treasury
    Notes 2.50% due 9/30/06, market
    value $337,777)                                      987,000        987,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (cost $2,393,000)                                                   2,393,000
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 100.83%
  (cost $152,567,705)                                               152,047,315
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.83%)                                             (1,250,941)
                                                                   ------------
NET ASSETS APPLICABLE TO 19,653,019 SHARES
  OUTSTANDING - 100.00%                                            $150,796,373
                                                                   ============

Net Asset Value - Delaware American Government Bond Fund
  Class A ($94,776,732 / 12,351,885 Shares)                               $7.67
                                                                          -----
Net Asset Value - Delaware American Government Bond Fund
  Class B ($21,847,476 / 2,847,521 Shares)                                $7.67
                                                                          -----
Net Asset Value - Delaware American Government Bond Fund
  Class C ($7,222,281 / 941,212 Shares)                                   $7.67
                                                                          -----
Net Asset Value - Delaware American Government Bond Fund
  Class R ($135,614 / 17,658 Shares)                                      $7.68
                                                                          -----
Net Asset Value - Delaware American Government Bond Fund
  Institutional Class ($26,814,270 / 3,494,743 Shares)                    $7.67
                                                                          -----

COMPONENTS OF NET ASSETS AT JULY 31, 2005:
Shares of beneficial interest
  (unlimited authorization -- no par)                              $167,722,529
Undistributed net investment income                                     221,638
Accumulated net realized loss on investments                        (16,696,460)
Net unrealized depreciation of investments                             (451,334)
                                                                   ------------
Total net assets                                                   $150,796,373
                                                                   ============

oVariable rate securities. The interest rate shown is the rate as of July 31,
 2005.
#Security exempt from registration under Rule 144A of the Securities Act of 1933.
 See Note 10 in "Notes to Financial Statements."
^Zero coupon security. The interest rate shown is the yield at the time of purchase.
(infinity)Fully or partially pledged as collateral for financial futures contracts.

SUMMARY OF ABBREVIATIONS:
ARM - Adjustable Rate Mortgage
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
GPM - Graduate Payment Mortgage
SLMA - Student Loan Marketing Association
S.F. - Single Family
PRN - Principal Only Strip
TBA - To be announced
yr - Year

NET ASSET VALUE AND OFFERING PRICE PER SHARE --
  DELAWARE AMERICAN GOVERNMENT BOND FUND
Net asset value Class A (A)                                               $7.67
Sales charge (4.50% of offering price) (B)                                 0.36
                                                                          -----
Offering price                                                            $8.03
                                                                          =====

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

The following futures contracts were outstanding at July 31, 2005:

FUTURES CONTRACTS(1)

                           Notional                                 Unrealized
Contracts to                 Cost         Notional    Expiration   Appreciation
Buy (Sell)                (Proceeds)       Value         Date     (Depreciation)
----------                ----------      -------       ------    --------------
(52) U.S.Treasury
  2 year notes          $(10,788,037)  $(10,737,188)    10/05/05      $50,849
(103) U.S. Treasury
  5 year notes           (11,110,440)   (11,041,922)     9/30/05       68,518
(69) U.S.Treasury
  10 year notes           (7,684,565)    (7,657,922)     9/30/05       26,643
41 U.S. Treasury
  long bond                4,804,767      4,727,813      9/30/05      (76,954)
                                                                      -------
                                                                      $69,056
                                                                      =======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, where only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)See Note 7 in "Notes to Financial Statements."

 See accompanying notes

STATEMENT                                 DELAWARE AMERICAN GOVERNMENT BOND FUND
  OF OPERATIONS                           Year Ended July 31, 2005

INVESTMENT INCOME:
  Interest                                                                              $7,209,805
                                                                                        ----------

EXPENSES:
  Management fees                                                       $888,103
  Distribution expenses -- Class A                                       307,678
  Distribution expenses -- Class B                                       247,159
  Distribution expenses -- Class C                                        76,345
  Distribution expenses -- Class R                                           543
  Dividend disbursing and transfer agent fees and expenses               244,273
  Reports and statements to shareholders                                 100,112
  Registration fees                                                       55,485
  Accounting and administration expenses                                  54,680
  Legal and professional fees                                             36,852
  Custodian fees                                                          16,852
  Insurance fees                                                          10,472
  Pricing fees                                                             8,868
  Trustees' fees                                                           8,698
  Other                                                                    8,573         2,064,693
                                                                        --------
  Less expenses absorbed or waived                                                        (169,710)
  Less expense paid indirectly                                                              (7,048)
                                                                                        ----------
  Total operating expenses                                                               1,887,935
                                                                                        ----------
NET INVESTMENT INCOME                                                                    5,321,870
                                                                                        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
    Investments                                                                          3,344,905
    Futures contracts                                                                     (385,880)
    Swap agreements                                                                        195,799
                                                                                        ----------
  Net realized gain                                                                      3,154,824
  Net change in unrealized appreciation/depreciation of investments                       (941,626)
                                                                                        ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                          2,213,198
                                                                                        ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $7,535,068
                                                                                        ==========

See accompanying notes

STATEMENTS                                DELAWARE AMERICAN GOVERNMENT BOND FUND
  OF CHANGES IN NET ASSETS

                                                                                                               Year Ended
                                                                                                        7/31/05          7/31/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                              $  5,321,870     $  6,260,004
  Net realized gain (loss) on investments                                                               3,154,824       (2,572,936)
  Net change in unrealized appreciation/depreciation of investments                                      (941,626)       4,608,718
                                                                                                     ------------     ------------
  Net increase in net assets resulting from operations                                                  7,535,068        8,295,786
                                                                                                     ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                            (4,481,736)      (5,322,346)
    Class B                                                                                              (907,449)      (1,108,293)
    Class C                                                                                              (280,118)        (310,855)
    Class R                                                                                                (3,658)          (1,559)
    Institutional Class                                                                                (1,249,511)      (1,347,990)

  Return of capital:
    Class A                                                                                                    --         (476,374)
    Class B                                                                                                    --         (100,061)
    Class C                                                                                                    --          (27,064)
    Class R                                                                                                    --             (169)
    Institutional Class                                                                                        --         (101,032)
                                                                                                     ------------     ------------
                                                                                                       (6,922,472)      (8,795,743)
                                                                                                     ------------     ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                            13,247,311       23,433,436
    Class B                                                                                             1,513,191        1,841,149
    Class C                                                                                             1,219,419        1,774,343
    Class R                                                                                                84,106           78,018
    Institutional Class                                                                                 4,315,357        9,534,793

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                             3,334,037        4,392,646
    Class B                                                                                               670,864          857,889
    Class C                                                                                               244,525          294,822
    Class R                                                                                                 3,615            1,668
    Institutional Class                                                                                 1,233,007        1,402,231
                                                                                                     ------------     ------------
                                                                                                       25,865,432       43,610,995
                                                                                                     ------------     ------------
  Cost of shares repurchased:
    Class A                                                                                           (39,818,885)     (60,896,348)
    Class B                                                                                            (8,524,213)     (17,109,323)
    Class C                                                                                            (2,906,338)      (4,039,598)
    Class R                                                                                               (14,800)         (15,319)
    Institutional Class                                                                                (7,707,191)     (25,084,967)
                                                                                                     ------------     ------------
                                                                                                      (58,971,427)    (107,145,555)
                                                                                                     ------------     ------------
Decrease in net assets derived from capital share transactions                                        (33,105,995)     (63,534,560)
                                                                                                     ------------     ------------
NET DECREASE IN NET ASSETS:                                                                           (32,493,399)     (64,034,517)

NET ASSETS:
  Beginning of year                                                                                   183,289,772      247,324,289
                                                                                                     ------------     ------------
  End of year (including undistributed net investment income of $221,638 and $--, respectively)      $150,796,373     $183,289,772
                                                                                                     ============     ============

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                  Delaware American Government Bond Fund Class A
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              7/31/05     7/31/04      7/31/03     7/31/02(1)   7/31/01
NET ASSET VALUE, BEGINNING OF PERIOD                           $7.660      $7.700       $7.750      $7.590       $7.170

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.263       0.211        0.249       0.339        0.433
Net realized and unrealized gain on investments                 0.086       0.077        0.050       0.227        0.418
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.349       0.288        0.299       0.566        0.851
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.339)     (0.302)      (0.349)     (0.406)      (0.431)
Return of capital                                                  --      (0.026)          --          --           --
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.339)     (0.328)      (0.349)     (0.406)      (0.431)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $7.670      $7.660       $7.700      $7.750       $7.590
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                 4.60%       3.77%        3.85%       7.66%       12.14%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $94,777    $117,567     $151,135    $141,771      $96,539
Ratio of expenses to average net assets                         1.08%       1.05%        1.05%       1.05%        1.61%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.18%       1.60%        1.69%       1.64%        1.61%
Ratio of net investment income to average net assets            3.38%       3.02%        3.17%       4.43%        5.82%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.28%       2.47%        2.53%       3.84%        5.82%
Portfolio turnover                                               283%        303%         501%        316%         186%

(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.076, an increase in net realized and unrealized gain (loss) per share of $0.076, and a decrease in the ratio of net investment income to average net assets by 0.99%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                  Delaware American Government Bond Fund Class B
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              7/31/05     7/31/04      7/31/03     7/31/02(1)   7/31/01
NET ASSET VALUE, BEGINNING OF PERIOD                           $7.660      $7.700       $7.750      $7.590       $7.170

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.208       0.161        0.194       0.283        0.380
Net realized and unrealized gain on investments                 0.086       0.073        0.049       0.227        0.418
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.294       0.234        0.243       0.510        0.798
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.284)     (0.252)      (0.293)     (0.350)      (0.378)
Return of capital                                                  --      (0.022)          --          --           --
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.284)     (0.274)      (0.293)     (0.350)      (0.378)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $7.670      $7.660       $7.700      $7.750       $7.590
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                 3.87%       3.05%        3.12%       6.88%       11.36%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $21,847     $28,087      $42,543     $46,486      $23,556
Ratio of expenses to average net assets                         1.78%       1.75%        1.75%       1.75%        2.31%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.88%       2.30%        2.39%       2.34%        2.31%
Ratio of net investment income to average net assets            2.68%       2.32%        2.47%       3.73%        5.12%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            2.58%       1.77%        1.83%       3.14%        5.12%
Portfolio turnover                                               283%        303%         501%        316%         186%

(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.076, an increase in net realized and unrealized gain (loss) per share of $0.076, and a decrease in the ratio of net investment income to average net assets by 0.99%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                  Delaware American Government Bond Fund Class C
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              7/31/05     7/31/04      7/31/03     7/31/02(1)   7/31/01
NET ASSET VALUE, BEGINNING OF PERIOD                           $7.660      $7.700       $7.750      $7.590       $7.170

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.208       0.161        0.193       0.281        0.380
Net realized and unrealized gain on investments                 0.086       0.073        0.050       0.227        0.418
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.294       0.234        0.243       0.508        0.798
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.284)     (0.252)      (0.293)     (0.348)      (0.378)
Return of capital                                                  --      (0.022)          --          --           --
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.284)     (0.274)      (0.293)     (0.348)      (0.378)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $7.670      $7.660       $7.700      $7.750       $7.590
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                 3.87%       3.05%        3.12%       6.85%       11.36%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $7,222      $8,634      $10,641      $8,728       $4,145
Ratio of expenses to average net assets                         1.78%       1.75%        1.75%       1.75%        2.31%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.88%       2.30%        2.39%       2.34%        2.31%
Ratio of net investment income to average net assets            2.68%       2.32%        2.47%       3.73%        5.12%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            2.58%       1.77%        1.83%       3.14%        5.12%
Portfolio turnover                                               283%        303%         501%        316%         186%

(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.076, an increase in net realized and unrealized gain (loss) per share of $0.076, and a decrease in the ratio of net investment income to average net assets by 0.99%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                        Delaware American Government Bond Fund Class R
------------------------------------------------------------------------------------------------------
                                                                                       6/2/03(1)
                                                                   Year Ended             to
                                                              7/31/05     7/31/04      7/31/03
NET ASSET VALUE, BEGINNING OF PERIOD                           $7.660      $7.700       $8.040

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.239       0.187        0.051
Net realized and unrealized gain (loss) on investments          0.096       0.075       (0.355)
                                                               ------      ------       ------
Total from investment operations                                0.335       0.262       (0.304)
                                                               ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.315)     (0.278)      (0.036)
Return of capital                                                  --      (0.024)          --
                                                               ------      ------       ------
Total dividends and distributions                              (0.315)     (0.302)      (0.036)
                                                               ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $7.680      $7.660       $7.700
                                                               ======      ======       ======

TOTAL RETURN(2)                                                 4.41%       3.43%       (3.79%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $136         $63          $--
Ratio of expenses to average net assets                         1.38%       1.35%        1.35%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.48%       1.90%        2.35%
Ratio of net investment income to average net assets            3.08%       2.72%        2.07%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            2.98%       2.17%        1.07%
Portfolio turnover                                               283%        303%         501%

(1) Commencement of operations. Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                             Delaware American Government Bond Fund Institutional Class
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              7/31/05     7/31/04      7/31/03     7/31/02(1)   7/31/01
NET ASSET VALUE, BEGINNING OF PERIOD                           $7.660      $7.700       $7.750      $7.590       $7.170

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.286       0.233        0.272       0.361        0.454
Net realized and unrealized gain on investments                 0.086       0.079        0.050       0.228        0.418
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.372       0.312        0.322       0.589        0.872
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.362)     (0.324)      (0.372)     (0.429)      (0.452)
Return of capital                                                  --      (0.028)          --          --           --
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.362)     (0.352)      (0.372)     (0.429)      (0.452)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $7.670      $7.660       $7.700      $7.750       $7.590
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                 4.91%       4.08%        4.15%       7.99%       12.46%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $26,814     $28,939      $43,006     $41,225      $33,337
Ratio of expenses to average net assets                         0.78%       0.75%        0.75%       0.75%        1.31%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.88%       1.30%        1.39%       1.34%        1.31%
Ratio of net investment income to average net assets            3.68%       3.32%        3.47%       4.73%        6.12%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.58%       2.77%        2.83%       4.14%        6.12%
Portfolio turnover                                               283%        303%         501%        316%         186%

(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.076, an increase in net realized and unrealized gain (loss) per share of $0.076, and a decrease in the ratio of net investment income to average net assets by 0.99%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                     DELAWARE AMERICAN GOVERNMENT BOND FUND
  TO FINANCIAL STATEMENTS                 July 31, 2005

Delaware Group Government Fund (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware American Government Bond Fund and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware American Government Bond Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional shares are not subject to a sale charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek high current income consistent with safety of principal by investing primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exhanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended July 31, 2005 were approximately $7,048. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.75% of average daily net assets of the Fund through November 28, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective June 1, 2005, the Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. Prior to June 1, 2005, the Fund paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. Effective August 1, 2005, DDLP has contracted to limit distribution and service fees through November 30, 2006 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above.

NOTES                                     DELAWARE AMERICAN GOVERNMENT BOND FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
At July 31, 2005, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                       $78,055
  Dividend disbursing, transfer agent, accounting
    and administration fees and other expenses payable to DSC     31,750
  Other expenses payable to DMC and affiliates*                   75,707

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the year ended July 31, 2005, the Fund was charged $8,800 for internal legal services provided by DMC.

For the year ended July 31, 2005, DDLP earned $10,182 for commissions on sales of the Fund's Class A shares. For the year ended July 31, 2005, DDLP received gross contingent deferred sales charge commissions of $--, $59,850 and $276 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the year ended July 31, 2005, the Fund made purchases of $197,714,082 and sales of $238,353,646 of investment securities other than long-term U.S. government securities and short-term investments. For the year ended July 31, 2005, the Fund made purchases of $264,437,791 and sales of $263,006,556 of long-term U.S. government securities. At July 31, 2005, the cost of investments for federal income tax purposes was $153,334,428.

At July 31, 2005, the net unrealized depreciation was $1,287,113 of which $663,128 related to unrealized appreciation of investments and $1,950,241 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2005 and 2004 was as follows:

                                              2005                   2004
                                           ----------            ----------
  Ordinary income                          $6,922,472            $8,091,043
  Return of capital                                --               704,700
                                           ----------            ----------
                                           $6,922,472            $8,975,743
                                           ==========            ==========

As of July 31, 2005, the components of net assets on a tax basis were as follows:

  Shares of beneficial interest                                $167,722,529
  Undistributed ordinary income                                     221,638
  Capital loss carryforwards                                    (15,658,139)
  Post-October losses                                              (202,542)
  Unrealized depreciation of investments                         (1,287,113)
                                                               ------------
  Net assets                                                   $150,796,373
                                                               ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2004 through July 31, 2005 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2005, the Fund recorded the following reclassifications:

  Undistributed net investment income                              $1,822,240
  Accumulated net realized gain (loss)                                549,334
  Paid-in-capital                                                  (2,371,574)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $2,371,574 expired in 2005. Capital loss carry forwards will expire as follows: $3,195,086 expires in 2007; $6,907,431 expires in 2008; $1,219,236 expires in 2009; $2,497,064 expires in
2012, and $1,839,322 expires in 2013.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                             Year Ended
                                                        7/31/05        7/31/04
Shares sold:
  Class A                                              1,710,037      3,022,977
  Class B                                                195,457        237,322
  Class C                                                157,520        228,490
  Class R                                                 10,817         10,050
  Institutional Class                                    558,128      1,231,246

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                                430,340        566,213
  Class B                                                 86,590        110,566
  Class C                                                 31,555         38,004
  Class R                                                    466            215
  Institutional Class                                    159,136        180,839
                                                      ----------     ----------
                                                       3,340,046      5,625,922
                                                      ----------     ----------
Shares repurchased:
  Class A                                             (5,140,021)    (7,867,124)
  Class B                                             (1,102,040)    (2,205,653)
  Class C                                               (375,256)      (521,129)
  Class R                                                 (1,915)        (1,976)
  Institutional Class                                 (1,001,450)    (3,218,511)
                                                      ----------     ----------
                                                      (7,620,682)   (13,814,393)
                                                      ----------     ----------
Net decrease                                          (4,280,636)    (8,188,471)
                                                      ==========     ==========

For the years ended July 31, 2005 and 2004, 134,156 Class B shares were converted to 134,156 Class A shares valued at $1,037,538 and 220,824 Class B shares were converted to 220,824 Class A shares valued at $1,721,971, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

NOTES                                     DELAWARE AMERICAN GOVERNMENT BOND FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of July 31, 2005, or at any time during the year.

7. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

8. OPTIONS WRITTEN
The Fund may enter into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund had no options contract outstanding at July 31, 2005 or at any time during the year.

9. SWAP AGREEMENTS
During the year ended July 31, 2005, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

The Fund had no swap agreements outstanding at July 31, 2005.

10. CREDIT AND MARKET RISK
The Fund may invest up to 20% of net assets in high quality non-government securities. Non-government securities include corporate bonds, certificates of deposit, corporate commercial paper, asset-backed securities and mortgage-backed securities that are not directly guaranteed by the U.S government in any way. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investments in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At July 31, 2005, Rule 144A securities represented approximately 2.04% of total net assets. None of these securities has been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities have been denoted on the Statement of Net Assets.

11. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

12. TAX INFORMATION (UNAUDITED)
The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended July 31, 2005, the Fund designates distributions paid during the year as follows:

      (A)                         (B)
   Long-Term                    Ordinary
 Capital Gains                   Income                      Total
 Distributions               Distributions               Distributions
  (Tax Basis)                 (Tax Basis)                 (Tax Basis)
 -------------               -------------               -------------
      --                          100%                       100%

(A) and (B) are based on a percentage of the Fund's total distributions.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware Group Government Funds - Delaware American
Government Bond Fund

We have audited the accompanying statement of net assets of Delaware American Government Bond Fund (one of the series constituting Delaware Group Government Funds) (the "Fund") as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware American Government Bond Fund of Delaware Group Government Funds at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                               Ernst & Young LLP

Philadelphia, Pennsylvania
September 16, 2005

OTHER                                     DELAWARE AMERICAN GOVERNMENT BOND FUND
  FUND INFORMATION

PROXY RESULTS
The shareholders of Delaware Group Government Fund (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust (shareholders of all series of the Trust voting together).

                                                                 Shares Voted
                                       Shares Voted For       Withheld Authority
                                       ----------------       ------------------
Thomas L. Bennett                        16,016,270                312,153
Jude T. Driscoll                         16,016,027                316,396
John A. Fry                              16,014,284                314,139
Anthony D. Knerr                         16,010,874                317,550
Lucinda S. Landreth                      16,026,233                302,190
Ann R. Leven                             16,017,443                310,980
Thomas F. Madison                        16,008,181                320,242
Janet L. Yeomans                         16,027,387                301,037
J. Richard Zecher                        16,016,340                312,084

2. To approve the use of a "manager of managers" structure whereby the investment manager of each Fund will be able to hire and replace subadvisers without shareholder approval.

                                                   For               Against          Abstain        Broker Non-Votes
                                                   ---               -------          -------        ----------------
Delaware American Government Bond Fund          12,180,679           867,617          501,417           2,378,708

BOARD CONSIDERATION OF DELAWARE AMERICAN GOVERNMENT BOND FUND INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware American Government Bond Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Fund; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the advisor's ability to fully invest in accordance with the Fund's policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments(R) Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments(R) Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years

OTHER                                     DELAWARE AMERICAN GOVERNMENT BOND FUND
  FUND INFORMATION (CONTINUED)

BOARD CONSIDERATION OF DELAWARE AMERICAN GOVERNMENT BOND FUND INVESTMENT ADVISORY AGREEMENT (CONTINUED) and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments(R) Family of Funds, including the privilege to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments(R) Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and 10 year periods ended February 28, 2005. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for this Fund consisted of the Fund and all retail and institutional general U.S. government funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one, three and five year periods was in the first quartile of such Performance Universe. The report further showed that the Fund's total return for the 10 year period was in the second quartile. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments(R) Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments(R) funds. In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

The expense comparisons for the Fund showed that its management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments(R) Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments(R) Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Fund and the Delaware Investments(R) Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

DELAWARE INVESTMENTS(R) FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                 NUMBER OF              OTHER
                                                                                             PORTFOLIOS IN FUND      DIRECTORSHIPS
                           POSITION(S)                                                       COMPLEX OVERSEEN         HELD BY
NAME, ADDRESS AND           HELD WITH         LENGTH OF TIME    PRINCIPAL OCCUPATION(S)         BY TRUSTEE             TRUSTEE
   BIRTHDATE                  FUND(S)             SERVED          DURING PAST 5 YEARS           OR OFFICER            OR OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
JUDE T. DRISCOLL(2)        Chairman,        5 Years - Executive   Since August 2000, Mr.           92                   None
2005 Market Street      President, Chief          Officer         Driscoll has served in
 Philadelphia, PA       Executive Officer                            various executive
   19103                  and Trustee        1 Year - Trustee     capacities at different
                                                                    times at Delaware
March 10, 1963                                                         Investments(1)

                                                                Senior Vice President and
                                                                 Director of Fixed-Income
                                                                Process - Conseco Capital
                                                                        Management
                                                                 (June 1998 - August 2000)

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
 THOMAS L. BENNETT          Trustee               Since             Private Investor -             92                   None
2005 Market Street                            March 23, 2005      (March 2004 - Present)
 Philadelphia, PA
    19103                                                          Investment Manager -
                                                                   Morgan Stanley & Co.
October 4, 1947                                               (January 1984 - March 2004)

   JOHN A. FRY              Trustee               4 Years         President - Franklin &           92           Director - Community
2005 Market Street                                                   Marshall College                              Health Systems
 Philadelphia, PA                                               (June 2002 - Present)
     19103
                                                                 Executive Vice President
May 28, 1960                                                         - University of
                                                                       Pennsylvania
                                                                 (April 1995 - June 2002)

 ANTHONY D. KNERR           Trustee              12 Years       Founder/Managing Director          92                   None
2005 Market Street                                                  - Anthony Knerr &
 Philadelphia, PA                                                  Associates (Strategic
      19103                                                              Consulting)
                                                                      (1990 - Present)
December 7, 1938

LUCINDA S. LANDRETH         Trustee               Since         Chief Investment Officer -         92                   None
 2005 Market Street                           March 23, 2005        Assurant, Inc.
Philadelphia, PA                                                     (Insurance)
    19103                                                           (2002 - 2004)

June 24, 1947

  ANN R. LEVEN              Trustee              16 Years         Treasurer/Chief Fiscal           92            Director and Audit
2005 Market Street                                                  Officer - National                                Committee
 Philadelphia, PA                                                     Gallery of Art                                Chairperson -
    19103                                                             (1994 - 1999)                                  Andy Warhol
                                                                                                                     Foundation
November 1, 1940
                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                    Systemax Inc.

                                                                                                 NUMBER OF              OTHER
                                                                                             PORTFOLIOS IN FUND      DIRECTORSHIPS
                           POSITION(S)                                                       COMPLEX OVERSEEN         HELD BY
NAME, ADDRESS AND           HELD WITH         LENGTH OF TIME    PRINCIPAL OCCUPATION(S)         BY TRUSTEE             TRUSTEE
   BIRTHDATE                 FUND(S)              SERVED          DURING PAST 5 YEARS           OR OFFICER            OR OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

THOMAS F. MADISON            Trustee              11 Years       President/Chief Executive           92              Director -
2005 Market Street                                                Officer - MLM Partners,                           Banner Health
 Philadelphia, PA                                                  Inc. (Small Business
     19103                                                       Investing and Consulting)                      Director and Audit
                                                                 (January 1993 - Present)                       Committee Member-
                                                                                                                CenterPoint Energy
February 25, 1936
                                                                                                                 Director and Audit
                                                                                                                 Committee Member-
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member-
                                                                                                                 Rimage Corporation

                                                                                                                Director -  Valmont
                                                                                                                 Industries Inc.

 JANET L. YEOMANS            Trustee             6 Years         Vice President/Mergers &            92                None
2005 Market Street                                                      Acquisitions -
 Philadelphia, PA                                                      3M Corporation
     19103                                                        (January 2003 - Present)

 July 31, 1948                                                      Ms. Yeomans has held
                                                                     various management
                                                                positions at 3M Corporation
                                                                        since 1983.

J. RICHARD ZECHER            Trustee              Since                  Founder -                   92           Director and Audit
2005 Market Street                            March 23, 2005         Investor Analytics                           Committee Member -
 Philadelphia, PA                                                    (Risk Management)                           Investor Analytics
      19103                                                         (May 1999 - Present)
                                                                                                                  Director and Audit
July 3, 1940                                                                                                      Committee Member -
                                                                                                                    Oxigene, Inc.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

 MICHAEL P. BISHOF         Senior Vice       Chief Financial      Mr. Bishof has served in           92                   None(3)
2005 Market Street        President and       Officer since     various executive capacities
Philadelphia, PA         Chief Financial    February 17, 2005     at different times at
    19103                    Officer                               Delaware Investments.

 August 18, 1962

RICHELLE S. MAESTRO      Executive Vice          2 Years          Ms. Maestro has served in          92                   None(3)
2005 Market Street      President, Chief                        various executive capacities
 Philadelphia, PA      Legal Officer and                          at different times at
     19103                 Secretary                                Delaware Investments.

November 26, 1957

 JOHN J. O'CONNOR          Senior Vice        Treasurer since     Mr. O'Connor has served in         92                   None(3)
2005 Market Street        President and      February 17, 2005   various executive capacities
 Philadelphia, PA           Treasurer                              at different times at
     19103                                                          Delaware Investments.

June 16, 1957

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3) Mr. Bishof, Ms. Maestro and Mr. O'Connor also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group

This annual report is for the information of Delaware American Government Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for American Government Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                           AFFILIATED OFFICERS                      CONTACT INFORMATION
JUDE T. DRISCOLL                            MICHAEL P. BISHOF                        INVESTMENT MANAGER
Chairman                                    Senior Vice President and                Delaware Management Company,
Delaware Investments Family of Funds        Chief Financial Officer                  a Series of Delaware Management Business Trust
Philadelphia, PA                            Delaware Investments Family of Funds     Philadelphia, PA
                                            Philadelphia, PA
THOMAS L. BENNETT                                                                    NATIONAL DISTRIBUTOR
Private Investor                            RICHELLE S. MAESTRO                      Delaware Distributors, L.P.
Rosemont, PA                                Executive Vice President,                Philadelphia, PA
                                            Chief Legal Officer and Secretary
JOHN A. FRY                                 Delaware Investments Family of Funds     SHAREHOLDER SERVICING, DIVIDEND
President                                   Philadelphia, PA                         DISBURSING AND TRANSFER AGENT
Franklin & Marshall College                                                          Delaware Service Company, Inc.
Lancaster, PA                               JOHN J. O'CONNOR                         2005 Market Street
                                            Senior Vice President and Treasurer      Philadelphia, PA 19103-7094
ANTHONY D. KNERR                            Delaware Investments Family of Funds
Managing Director                           Philadelphia, PA                         FOR SHAREHOLDERS
Anthony Knerr & Associates                                                           800 523-1918
New York, NY
                                                                                     FOR SECURITIES DEALERS AND FINANCIAL
LUCINDA S. LANDRETH                                                                  INSTITUTIONS REPRESENTATIVES ONLY
Former Chief Investment Officer                                                      800 362-7500
Assurant, Inc.
Philadelphia, PA                                                                     Web site
                                                                                     www.delawareinvestments.com
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                Delaware Investments is the marketing name for
National Gallery of Art                                                              Delaware Management Holdings, Inc. and
Washington, DC                                                                       its subsidiaries.

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------


(9658)                                                        Printed in the USA
AR-023 [7/05] IVES 9/05                                     MF-05-08-228 PO10381

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group


FIXED INCOME

ANNUAL REPORT JULY 31, 2005
--------------------------------------------------------------------------------
              DELAWARE INFLATION PROTECTED BOND FUND








[LOGO] POWERED BY RESEARCH(R)

TABLE
     OF CONTENTS

------------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
------------------------------------------------------------------
PERFORMANCE SUMMARY                                             4
------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     6
------------------------------------------------------------------
SECTOR/COUNTRY ALLOCATION                                       7
------------------------------------------------------------------
FINANCIAL STATEMENTS:
     Statement of Net Assets                                    8
     Statement of Operations                                   10
     Statement of Changes in Net Assets                        11
     Financial Highlights                                      12
     Notes to Financial Statements                             13
------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      16
------------------------------------------------------------------
OTHER FUND INFORMATION                                         17
------------------------------------------------------------------
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS                       18
------------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

PORTFOLIO                                 DELAWARE INFLATION PROTECTED BOND FUND
     MANAGEMENT REVIEW                    August 8, 2005


FUND MANAGER
Stephen R. Cianci
Senior Portfolio Manager

Q: PLEASE DESCRIBE THE NATURE OF THE FIXED INCOME MARKETS DURING THE FISCAL PERIOD, WHICH FOR THIS RELATIVELY NEW INVESTMENT SPANS FROM DECEMBER 1, 2004 TO JULY 31, 2005.
A: Through July 31, 2005, 10-year Treasury yields first moved down to a seven-month low of 3.9%, before beginning an ascent that would take them to 4.2% by fiscal year-end. During this period, a "bull flattening" trend was largely in place, with the yield spread between two- and 30-year Treasuries narrowing, given market uncertainty over U.S. economic growth prospects (source: Bloomberg L.P.).

The tendency toward relatively low long-term yields was caused by foreign demand, a European economic slowdown, and likely investor perceptions of an "inflation-fighting" Federal Reserve Board. Perhaps Federal Reserve Chairman Alan Greenspan put it best, when in attempting to describe the sense of disconnect between rising short-term rates and muted longer-term bond yield, he used the term "conundrum."

Additionally, the Federal Reserve Board remained committed to raising rates at "a measured pace." The Fed funds rate stood at 2.00% when the Fund was incepted, yet with five 25 basis point (0.25%) increases, the measure stood at 3.25% at our first fiscal period-end seven months later on July 31, 2005 (source: St. Louis Federal Reserve Bank).

Q: WHAT WAS THE INFLATION ENVIRONMENT DURING THE 12-MONTH PERIOD?
A: Breakeven spreads -- the difference between the real (or inflation-adjusted) 10-year Treasury Inflation Protected Securities (TIPS) yield and that for the nominal 10-year Treasury bond -- widened in March to the 2.8% level, denoting rising inflation expectations in the market. The breakeven rate thereafter fell to the 2.2% level in the 10-year maturity sector. Several factors contributed to this market backdrop. First and foremost, the Federal Reserve Board continued the policy of raising short-term rates at its "measured" pace. Commodity prices fell, though oil rose, as did the relative value of the U.S dollar. We believe the confluence of these events caused the Fund to lose relative return in a market in which the nominal 10-year Treasury yield rallied from 4.5% to 3.8%.

While petroleum prices are currently advancing toward $70 per barrel, we nonetheless do not believe the market may reach the high breakeven spreads we experienced during the period, as pipeline inflationary pressures appear to be flattening out. Still, we are cautious in the short-term with regard to expectations for rising prices, and we expect to continue to hold a more neutral IPB weighting.

Q: HOW WELL DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK AND PEER GROUP?

A: Delaware Inflation Protected Bond Fund returned 2.55% (Class A shares at net asset value with distributions reinvested) during the period December 1, 2004 to July 31, 2005. By comparison, the Fund's performance benchmark, the Lehman Brothers U.S. Treasury Inflation Protected Securities Index, returned 2.30% and its peer group, as measured by the Lipper Treasury Inflation Protected Securities Funds Average, returned 1.92% (source: Lipper Inc.).

Q: WHAT BROAD MEASURES DID YOU TAKE DURING THE EIGHT-MONTH PERIOD THAT INFLUENCED FUND PERFORMANCE?

A: The Fund benefited from our being nimble with regard to the allocation to inflation-protected bonds (IPB). In early 2005, when oil was making new highs, Fund return was positively impacted by our positioning in intermediate-maturity IPB. Performance was also enhanced in early 2005 in a declining dollar environment, as we held a small position in non-dollar European bonds with an unhedged currency position that amounted to roughly 1% of net assets.

Generally speaking, we believe the market for IPB is one that is still misunderstood by investors. We also believe it is inefficient, and the opportunities presented by an inefficient market may create long-term value for shareholders. Furthermore, IPB may serve a meaningful role as a portfolio diversifier, when utilized within an asset allocation that might also include stocks, bonds, and real estate, among other investments.

                                       1

PORTFOLIO                                 DELAWARE INFLATION PROTECTED BOND FUND
     MANAGEMENT REVIEW (CONTINUED)

Q: CAN YOU IDENTIFY FURTHER ACTIONS YOU TOOK DURING THE PERIOD THAT INFLUENCED THE FUND'S RETURN?
A: We lowered our allocation to IPB, and specifically TIPS. In the first quarter of 2005, we held an allocation to IPB in excess of 95% of Fund net assets, but by late May/early June, that figure had fallen to 82% -- near the Fund's minimum exposure allowed. We have since increased that weighting to approximately the 90% level.

More specifically, at roughly a 2.5% breakeven spread, we began reducing the Fund's allocation to TIPS while increasing its weighting in nominal Treasury securities. When breakeven spreads fell to the 2.2% level, we started liquidating the nominal Treasuries and buying back the TIPS in an auction where significant supply of 5-, 10-, and 20- year TIPS came to market, representing yet another notable factor that influenced events during the period.

Q: AS THE FUND MAY HOLD A SMALL NON-IPB ALLOCATION, WERE YOU ABLE TO LEVERAGE THIS FEATURE OF THE FUND?
A: Yes, we generated excess return with small allocations in short-dated mortgage-backed securities and investment grade floating rate bonds. We expect to continue to seek opportunities beyond IPB as a means of enhancing performance, and will aim to do so without elevating risk in the Fund.

                      This page intentionally left blank.

PERFORMANCE SUMMARY
     DELAWARE INFLATION PROTECTED BOND FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/ performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Inflation Protected Bond Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions and is subject to change.

FUND PERFORMANCE
Total Returns
Through July 31, 2005                                    Lifetime
--------------------------------------------------------------------------------
Class A (Est. 12/1/04)
Excluding Sales Charge                                     +2.55%
Including Sales Charge                                     -2.05%
--------------------------------------------------------------------------------
Class B (Est. 12/1/04)
Excluding Sales Charge                                     +2.37%
Including Sales Charge                                     -1.60%
--------------------------------------------------------------------------------
Class C (Est. 12/1/04)
Excluding Sales Charge                                     +2.37%
Including Sales Charge                                     +1.38%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of distributions and any applicable sales charges as noted below. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

The Fund offers Class A, B, C, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of up to 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The cumulative total return for the lifetime period ended July 31, 2005 for Delaware Inflation Protected Bond Fund's Institutional Class was +2.61%. The Institutional Class shares were first made available on December 1, 2004 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware Inflation Protected Bond Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Nasdaq Institutional Class symbol:   DIPIX

FUND BASICS
July 31, 2005

--------------------------------------------------------------------------------
FUND OBJECTIVE:
The Fund seeks to provide inflation protection and current income.

--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:
$5.8 million

--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:
40

--------------------------------------------------------------------------------
FUND START DATE:
December 1, 2004

--------------------------------------------------------------------------------
YOUR FUND MANAGER:
Stephen R. Cianci joined Delaware Investments in 1992. He holds both a BS and a MBA from Widener University. Mr. Cianci is an Adjunct Professor of Finance at Widener University and is a CFA charterholder.

--------------------------------------------------------------------------------
NASDAQ SYMBOLS:
Class A  DIPAX
Class B  DIPBX
Class C  DIPCX

--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
December 1, 2004 (Fund's inception) through July 31, 2005

                              Delaware Inflation
                                Protected Bond          Lehman Brothers U.S.
                                Fund -- Class A     Treasury Inflation Protected
                                    Shares                Securities Inex

           1-DEC-04                  $9,550                   $10,000
             DEC-04                  $9,661                   $10,174
             JAN-05                  $9,756                   $10,175
             FEB-05                  $9,708                   $10,131
             MAR-05                  $9,711                   $10,140
             APR-05                  $9,885                   $10,334
             MAY-05                  $9,950                   $10,405
             JUN-05                  $9,972                   $10,450
             JUL-05                  $9,794                   $10,231


Chart assumes $10,000 invested on December 1, 2004 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. The chart also assumes $10,000 invested in the Lehman Brothers U.S. Treasury Inflation Protected Securities Index. Returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers U.S. Treasury Inflation Protected Securities Index is an unmanaged index that generally tracks the performance of the market for U.S. Treasury inflation protected securities. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares. An expense limitation was in effect for all classes of the Delaware Inflation Protected Bond Fund during the period shown. Performance would have been lower had the expense limitation not been in effect. Past performance is not a guarantee of future results.

DISCLOSURE                      For the Period February 1, 2005 to July 31, 2005
     OF FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE INFLATION PROTECTED BOND FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                  Expenses
                                                           Beginning    Ending                   Paid During
                                                            Account    Account        Annualized   Period
                                                             Value      Value          Expense    2/1/05 to
                                                            2/1/05     7/31/05          Ratio      7/31/05*
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,003.80         0.75%      $3.73
Class B                                                     1,000.00    1,002.00         1.50%       7.45
Class C                                                     1,000.00    1,002.00         1.50%       7.45
Institutional Class                                         1,000.00    1,004.40         0.50%       2.48
-------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                                    $1,000.00   $1,021.08         0.75%      $3.76
Class B                                                     1,000.00    1,017.36         1.50%       7.50
Class C                                                     1,000.00    1,017.36         1.50%       7.50
Institutional Class                                         1,000.00    1,022.32         0.50%       2.51
-------------------------------------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Prior to May 1, 2005, Delaware Distributors, L.P. elected voluntarily to waive the distribution and service fees of Class A, Class B, and Class C shares. These expense ratios do reflect this voluntary waiver.

SECTOR/COUNTRY ALLOCATION                                    As of July 31, 2005
     DELAWARE INFLATION PROTECTED BOND FUND

Sector designations may be different than the sector designations presented in other Fund materials.



                                                             PERCENTAGE
SECTOR/COUNTRY                                             OF NET ASSETS
-------------------------------------------------------------------------
ASSET-BACKED SECURITIES                                         0.71%
-------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                      0.52%
-------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                               0.19%
-------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           0.01%
-------------------------------------------------------------------------
CORPORATE BONDS                                                 4.75%
-------------------------------------------------------------------------
Basic Industry                                                  0.90%

Brokerage                                                       0.86%

Communications                                                  0.65%

Consumer Cyclical                                               1.91%

Insurance                                                       0.43%
-------------------------------------------------------------------------
MUNICIPAL BONDS                                                 0.95%
-------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                  2.07%
-------------------------------------------------------------------------
SOVEREIGN DEBT                                                  2.12%
-------------------------------------------------------------------------
Italy                                                           2.12%
-------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                      89.11%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.43%
-------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.43)%
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

STATEMENT                                 DELAWARE INFLATION PROTECTED BOND FUND
     OF NET ASSETS                        JULY 31, 2005

                                                                      Principal
                                                                       Amount      Market
                                                                      (degree)     Value

ASSET-BACKED SECURITIES - 0.71%
  MBNA Master Credit Card Trust USA
    Series 1999-D B 6.50% 11/17/08                       USD           2,000    $   2,037
 oMorgan Stanley ABS Capital I
    Series 2004-HE4 A3 3.66% 5/25/34                                  12,557       12,557
    Series 2005-WMC1 A2A 3.56% 1/25/35                                21,112       21,114
  Residential Asset Securities
    Series 2003-KS10 AI2 2.71% 5/25/26                                  5,654       5,635
                                                                                ---------
TOTAL ASSET-BACKED SECURITIES (COST $41,149)                                       41,343
                                                                                ---------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.52%
  Freddie Mac Series 2351 PX 6.50% 7/15/30                              4,827       4,852
  GNMA Series 2002-20 VD 6.00% 4/20/19                                 25,000      25,473
                                                                                ---------
TOTAL AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS (cost $30,408)                                                       30,325
                                                                                ---------
AGENCY MORTGAGE-BACKED SECURITIES - 0.19%
  Freddie Mac S.F. 30 yr 8.00% 5/1/31                                   9,974      10,737
                                                                                ---------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (cost $10,772)                                                                   10,737
                                                                                ---------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.01%
  Asset Securitization
    Series 1995-MD4 A1 7.10% 8/13/29                                      677         695
                                                                                ---------
TOTAL COMMERCIAL MORTGAGE-BACKED
  SECURITIES (cost $694)                                                              695
                                                                                ---------
CORPORATE BONDS - 4.75%
Basic Industry - 0.90%
  Norske Skog Canada 8.625% 6/15/11                                    25,000      26,000
  Stone Container 9.75% 2/1/11                                         25,000      26,406
                                                                                ---------
                                                                                   52,406
                                                                                ---------
Brokerage - 0.86%
 oMerrill Lynch 4.31% 3/12/07                                          50,000      49,750
                                                                                ---------
                                                                                   49,750
                                                                                ---------
Communications - 0.65%
  CSC Holdings 10.50% 5/15/16                                          20,000      21,850
  Insight Midwest 10.50% 11/1/10                                       15,000      15,975
                                                                                ---------
                                                                                   37,825
                                                                                ---------
Consumer Cyclical - 1.91%
  Autonation 9.00% 8/1/08                                              15,000      16,613
  Corrections Corporation of America
    7.50% 5/1/11                                                       25,000      26,062
  General Motors Acceptance Corporation
   o4.559% 7/16/07                                                      5,000       4,892
    6.75% 1/15/06                                                      25,000      25,199
  Hilton Hotels 7.625% 5/15/08                                         15,000      16,033
  MGM MIRAGE 9.75% 6/1/07                                              20,000      21,675
                                                                                ---------
                                                                                  110,474
                                                                                ---------
Insurance - 0.43%
  Marsh & McLennan 5.375% 3/15/07                                      25,000      25,180
                                                                                ---------
                                                                                   25,180
                                                                                ---------
TOTAL CORPORATE BONDS (cost $278,135)                                             275,635
                                                                                ---------


                                                                      Principal
                                                                       Amount      Market
                                                                      (degree)     Value

MUNICIPAL BONDS - 0.95%
 oMassachusetts State Special Obligation
    Revenue Loan 5.27% 6/1/22 (FSA)                           USD      50,000  $   54,754
                                                                               ----------
TOTAL MUNICIPAL BONDS (COST $55,335)                                               54,754
                                                                               ----------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.07%
 oWashington Mutual
    Series 2003-AR7 A5 3.066% 8/25/33                                  25,000      24,495
    Series 2004-AR4 A1 1.873% 6/25/34                                  96,976      95,731
                                                                               ----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS (cost $119,953)                                                     120,226
                                                                               ----------
SOVEREIGN DEBT - 2.12%
Italy - 2.12%
  Italy Buoni Poliennali Del Tesoro
    0.95% 9/15/10                                             EUR     100,471     122,754
                                                                               ----------
TOTAL SOVEREIGN DEBT (COST $129,567)                                              122,754
                                                                               ----------
U.S. TREASURY OBLIGATIONS - 89.11%
  U.S. Treasury Inflation Index Bonds
    2.375% 1/15/25                                            USD     603,340     637,136
    3.375% 4/15/32                                                    109,525     142,460
    3.625% 4/15/28                                                    234,384     302,685
    3.875% 4/15/29                                                    295,643     399,152
  U.S. Treasury Inflation Index Notes
    0.875% 4/15/10                                                    364,297     350,067
    1.625% 1/15/15                                                    453,068     443,122
    1.875% 7/15/13                                                    148,189     148,675
    1.875% 7/15/15                                                    174,907     174,614
    2.00% 1/15/14                                                     247,251     250,022
   &2.00% 7/15/14                                                     520,832     526,610
    3.00% 7/15/12                                                     686,587     740,174
    3.375% 1/15/07                                                    190,191     195,355
    3.625% 1/15/08                                                    288,804     302,793
    3.875% 1/15/09                                                    367,477     394,694
    4.25% 1/15/10                                                     115,550     128,053
U.S. Treasury Note 4.125% 5/15/15                                      35,000      34,568
                                                                               ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (cost $5,224,040)                                                             5,170,180
                                                                               ----------

TOTAL MARKET VALUE OF SECURITIES - 100.43%
  (cost $5,890,053)                                                             5,826,649
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.43%)                                                          (24,785)
                                                                               ----------
NET ASSETS APPLICABLE TO 584,951
  SHARES OUTSTANDING - 100.00%                                                 $5,801,864
                                                                               ==========

Net Asset Value - Delaware Inflation Protected Bond Fund
  Class A ($2,675,697 / 269,764 Shares)                                             $9.92
                                                                                    -----
Net Asset Value - Delaware Inflation Protected Bond Fund
  Class B ($544,126 / 54,864 Shares)                                                $9.92
                                                                                    -----
Net Asset Value - Delaware Inflation Protected Bond Fund
  Class C ($530,035 / 53,443 Shares)                                                $9.92
                                                                                    -----
Net Asset Value - Delaware Inflation Protected Bond Fund
  Institutional Class ($2,052,006 / 206,880 Shares)                                 $9.92
                                                                                    -----

STATEMENT                                 DELAWARE INFLATION PROTECTED BOND FUND
     OF NET ASSETS (CONTINUED)

COMPONENTS OF NET ASSETS AT JULY 31, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                   $5,861,171
Undistributed net investment income                           449
Accumulated net realized gain on investments                3,962
Net unrealized depreciation of investments
  and foreign currencies                                  (63,718)
                                                       ----------
Total net assets                                       $5,801,864
                                                       ==========

o Principal amount shown is stated in the currency in which each bond is denominated.

EUR - European Monetary Unit
USD - U.S. Dollar

o Variable rate securities. The interest rate shown is the rate as of July 31, 2005.
&  Fully or partially pledged as collateral for financial futures contracts.

SUMMARY OF ABBREVIATIONS:
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association yr - Year

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     DELAWARE INFLATION PROTECTED BOND FUND
Net asset value Class A (A)                                    $9.92
Sales charge (4.50% of offering price) (B)                      0.47
                                                              ------
Offering price                                                $10.39
                                                              ======

(A) Net asset value per share, as illustrated, is the amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts and futures contracts were outstanding at July 31, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)
                                 In         Value of
Contracts to                  Exchange      Contract   Settlement   Unrealized
Deliver                          For       at 7/31/05     Date     Depreciation
------------                  ---------    ----------  ----------  ------------
(52,000)
  European
  Monetary Units              US$63,104     $(63,118)    8/26/05       $(14)
                                                                       ----
                                                                       $(14)
                                                                       ====
FUTURES CONTRACTS(2)
Contracts                      Notional      Notional   Expiration  Unrealized
to Buy                           Cost         Value        Date    Depreciation
---------                      --------      --------   ---------- ------------
3 U.S. Treasury
  5 year notes                 $321,863      $321,611    9/5/05       $(252)
                                                                      -----
                                                                      $(252)
                                                                      =====

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1) See Note 7 in "Notes to Financial Statements."
(2) See Note 8 in "Notes to Financial Statements."

See accompanying notes.

STATEMENT                                 DELAWARE INFLATION PROTECTED BOND FUND
     OF OPERATIONS                        December 1, 2004* to July 31, 2005

INVESTMENT INCOME:
  Interest                                                                          $195,076
                                                                                    --------

EXPENSES:
  Management fees                                                      $15,764
  Distribution expenses -- Class A                                       3,633
  Distribution expenses -- Class B                                       3,433
  Distribution expenses -- Class C                                       3,392
  Registration fees                                                     62,826
  Reports and statements to shareholders                                13,366
  Legal and professional fees                                           12,261
  Custodian fees                                                         5,187
  Accounting and administration expenses                                 1,188
  Pricing fees                                                             641
  Insurance fees                                                           347
  Dividend disbursing and transfer agent fees and expenses                 345
  Trustees' fees                                                           179
  Other                                                                  2,583       125,145
                                                                       -------
  Less expenses absorbed or waived                                                   (96,646)
  Less expense paid indirectly                                                          (553)
  Less waived distribution expenses -- Class A                                        (2,094)
  Less waived distribution expenses -- Class B                                        (2,094)
  Less waived distribution expenses -- Class C                                        (2,094)
                                                                                    --------
  Total operating expenses                                                            21,664
                                                                                    --------
NET INVESTMENT INCOME                                                                173,412
                                                                                    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on:
    Investments                                                                       11,662
    Futures contracts                                                                 (3,953)
    Foreign currencies                                                                   (48)
                                                                                    --------
  Net realized gain                                                                    7,661
  Net change in unrealized appreciation/depreciation of investments
    and foreign currencies                                                           (63,718)
                                                                                    --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES               (56,057)
                                                                                    --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $117,355
                                                                                    ========

*Commencement of operations.

See accompanying notes

STATEMENT                                 DELAWARE INFLATION PROTECTED BOND FUND
     OF CHANGES IN NET ASSETS

                                                                              December 1, 2004*
                                                                                      to
                                                                                July 31, 2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                          $  173,412
  Net realized gain on investments and foreign currencies                             7,661
  Net change in unrealized appreciation/depreciation of investments and
    foreign currencies                                                              (63,718)
                                                                                 ----------
  Net increase in net assets resulting from operations                              117,355
                                                                                 ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                         (74,498)
    Class B                                                                         (16,450)
    Class C                                                                         (16,159)
    Institutional Class                                                             (69,555)
                                                                                 ----------
                                                                                   (176,662)
                                                                                 ----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                       2,724,251
    Class B                                                                         532,676
    Class C                                                                         518,348
    Institutional Class                                                           2,000,010

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                          73,624
    Class B                                                                          16,450
    Class C                                                                          16,159
    Institutional Class                                                              69,555
                                                                                 ----------
                                                                                  5,951,073
                                                                                 ----------
Cost of shares repurchased:
  Class A                                                                           (89,902)
                                                                                 ----------
                                                                                    (89,902)
                                                                                 ----------
Increase in net assets derived from capital share transactions                    5,861,171
                                                                                 ----------
NET INCREASE IN NET ASSETS                                                        5,801,864

NET ASSETS:
  Beginning of period                                                                    --
                                                                                 ----------
  End of period (including undistributed net investment income of $449)          $5,801,864
                                                                                 ==========

*Commencement of operations.
See accompanying notes

FINANCIAL
     HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware Inflation Protected Bond Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Institutional
                                                               Class A     Class B      Class C      Class
                                                              12/1/04(1)  12/1/04(1)   12/1/04(1)  12/1/04(1)
                                                                  to          to          to           to
                                                               7/31/05     7/31/05      7/31/05      7/31/05
NET ASSET VALUE, BEGINNING OF PERIOD                           $10.000     $10.000      $10.000     $10.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                         0.332       0.313        0.314       0.339
Net realized and unrealized loss on investments
  and foreign currencies                                        (0.075)     (0.074)      (0.075)     (0.076)
                                                              --------    --------     --------    --------
Total from investment operations                                 0.257       0.239        0.239       0.263
                                                              --------    --------     --------    --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                           (0.337)     (0.319)      (0.319)     (0.343)
                                                              --------    --------     --------    --------
Total dividends and distributions                               (0.337)     (0.319)      (0.319)     (0.343)
                                                              --------    --------     --------    --------

NET ASSET VALUE, END OF PERIOD                                $  9.920    $  9.920     $  9.920    $  9.920
                                                              ========    ========     ========    ========

Total return(3)                                                  2.55%       2.37%        2.37%       2.61%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                         $2,676        $544         $530      $2,052
Ratio of expenses to average net assets                          0.61%       0.88%        0.87%       0.50%
Ratio of expenses to average net assets
  prior to expense limitations and expenses paid indirectly(4)   3.51%       4.25%        4.25%       3.26%
Ratio of net investment income to average net assets             4.95%       4.68%        4.69%       5.07%
Ratio of net investment income to average net assets
  prior to expense limitations and expenses paid indirectly(4)   2.05%       1.31%        1.31%       2.31%
Portfolio turnover                                                360%        360%         360%        360%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitations not been in effect.

(4) Includes 0.02% of expenses paid indirectly.

See accompanying notes

NOTES                                     DELAWARE INFLATION PROTECTED BOND FUND
     TO FINANCIAL STATEMENTS              July 31, 2005


Delaware Group Government Fund (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware American Government Bond Fund and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware Inflation Protected Bond Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek to provide inflation protection and current income.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) are valued at the mean between the bid and ask prices of the contracts and are market-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchange among dealers, or news events).

Federal Income Taxes -- The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions -- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended July 31, 2005 were approximately $553. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER
TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.50% of average daily net assets of the Fund through November 28, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective June 1, 2005, the Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. Prior to June 1, 2005, the Fund paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. Prior to May 1, 2005, DDLP elected voluntarily to waive the distribution and service fees of Class A, Class B and Class C shares. Institutional Class shares pay no distribution and service expenses.

NOTES                                     DELAWARE INFLATION PROTECTED BOND FUND
     TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

At July 31, 2005, the Fund had receivables due from or liabilities payable to affiliates as follows:

Reimbursement receivable from DMC                                       $23,099
Dividend disbursing, transfer agent, accounting
  and administration fees and other expenses payable to DSC                (330)
Other expenses payable to DMC and affiliates*                            (4,575)

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the period ended July 31, 2005, the Fund was charged $187 for internal legal services provided by DMC.

For the period ended July 31, 2005, DDLP earned $1,641 for commissions on sales of the Fund's Class A shares. For the period ended July 31, 2005, DDLP did not receive any contingent deferred sales charge commissions on redemption of the Fund's Class A, Class B and Class C shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the period ended July 31, 2005, the Fund made purchases of $788,905 and sales of $122,677 of investment securities other than U.S. government securities and short-term investments. For the period ended July 31, 2005, the Fund made purchases of $18,114,156 and sales of $12,897,812 of long-term U.S. government securities.

At July 31, 2005, the cost of investments for federal income tax purposes was $5,910,945. At July 31, 2005, net unrealized depreciation was $84,296, of which $23,169 related to unrealized appreciation of investments and $107,465 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the period ended July 31, 2005 was as follows:

  Ordinary income                                                    $176,662

As of July 31, 2005, the components of net assets on a tax basis were as follows:

  Shares of beneficial interest                                      $5,861,171
  Undistributed ordinary income                                          27,622
  Post-October losses                                                    (2,523)
  Post-October currency losses                                              (62)
  Unrealized depreciation of investments
    and foreign currencies                                              (84,344)
                                                                     ----------
  Net assets                                                         $5,801,864
                                                                     ==========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts, mark-to-market of forward foreign currency contracts and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2004 through July 31, 2005 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the period ended July 31, 2005, the Fund recorded the following reclassifications:

  Undistributed net investment income                        $3,699
  Accumulated net realized gain (loss)                       (3,699)

5. CAPITAL SHARES
Transactions in capital shares were as follows:
                                                             Period
                                                              Ended
                                                             7/31/05
Shares sold:
  Class A                                                   271,410
  Class B                                                    53,238
  Class C                                                    51,846
  Institutional Class                                       200,001

Shares issued upon reinvestment of dividends and
  distributions:
  Class A                                                     7,282
  Class B                                                     1,626
  Class C                                                     1,597
  Institutional Class                                         6,879
                                                            -------
                                                            593,879
                                                            -------
Shares repurchased:
  Class A                                                    (8,928)
                                                            -------
                                                             (8,928)
                                                            -------
Net increase                                                584,951
                                                           ========

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of July 31, 2005, or at any time during the period.

7. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign
currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is

NOTES                                   DELAWARE INFLATION PROTECTED BOND FUND
     TO FINANCIAL STATEMENTS (CONTINUED)

7. FOREIGN EXCHANGE CONTRACTS (CONTINUED) delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

9. CREDIT AND MARKET RISK

The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund also invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture.

Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At July 31, 2005, there were no Rule 144A securities.

10. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

11. TAX INFORMATION (UNAUDITED)

The information set forth below is for the Fund's fiscal period as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended July 31, 2005, the Fund designates distributions paid during the year as follows:

          (A)                (B)
      Long-Term           Ordinary
     Capital Gains         Income              Total
     Distributions     Distributions       Distributions
      (Tax Basis)       (Tax Basis)          (Tax Basis)
     --------------    --------------      --------------
           --               100%                100%

(A) and (B) are based on a percentage of the Fund's total distributions.

REPORT
     OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware Group Government Funds - Delaware Inflation
Protected Bond Fund

We have audited the accompanying statement of net assets of Delaware Inflation Protected Bond Fund (one of the series constituting Delaware Group Government Funds) (the "Fund") as of July 31, 2005, and the related statement of operations, statement of changes in net assets, and financial highlights for the period December 1, 2004 (commencement of operations) through July 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. ur audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Inflation Protected Bond Fund of Delaware Group Government Funds at July 31, 2005, the results of its operations, the changes in its net assets, and its financial highlights for the period December 1, 2004 (commencement of operations) through July 31, 2005, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP

Philadelphia, Pennsylvania
September 16, 2005

OTHER                                     DELAWARE INFLATION PROTECTED BOND FUND
     FUND INFORMATION


PROXY RESULTS
The shareholders of Delaware Group Government Fund (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust (shareholders of all series of the Trust voting together).

                                                                 Shares Voted
                                      Shares Voted For        Withheld Authority
                                      ----------------        ------------------
Thomas L. Bennett                        16,016,270                 312,153
Jude T. Driscoll                         16,012,027                 316,396
John A. Fry                              16,014,284                 314,139
Anthony D. Knerr                         16,010,874                 317,550
Lucinda S. Landreth                      16,026,233                 302,190
Ann R. Leven                             16,017,443                 310,980
Thomas F. Madison                        16,008,181                 320,242
Janet L. Yeomans                         16,027,387                 301,037
J. Richard Zecher                        16,016,340                 312,084

2. To approve the use of a "manager of managers" structure whereby the investment manager of each Fund will be able to hire and replace subadvisers without shareholder approval.

                                                 For         Against           Abstain           Broker Non-Votes
                                                 ---         -------           -------           ----------------
Delaware Inflation Protected Bond Fund         400,002          0                  0                    0

DELAWARE INVESTMENTS(R) FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                 NUMBER OF              OTHER
                                                                                             PORTFOLIOS IN FUND      DIRECTORSHIPS
                           POSITION(S)                                                       COMPLEX OVERSEEN         HELD BY
NAME, ADDRESS AND           HELD WITH         LENGTH OF TIME    PRINCIPAL OCCUPATION(S)         BY TRUSTEE             TRUSTEE
   BIRTHDATE                 FUND(S)              SERVED          DURING PAST 5 YEARS           OR OFFICER            OR OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
JUDE T. DRISCOLL(2)        Chairman,        5 Years - Executive   Since August 2000, Mr.           92                   None
2005 Market Street      President, Chief          Officer         Driscoll has served in
 Philadelphia, PA       Executive Officer                            various executive
   19103                  and Trustee        1 Year - Trustee     capacities at different
                                                                    times at Delaware
March 10, 1963                                                         Investments(1)

                                                                Senior Vice President and
                                                                 Director of Fixed-Income
                                                                Process - Conseco Capital
                                                                        Management
                                                                 (June 1998 - August 2000)

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
 THOMAS L. BENNETT          Trustee               Since             Private Investor -             92                   None
2005 Market Street                            March 23, 2005      (March 2004 - Present)
 Philadelphia, PA
    19103                                                          Investment Manager -
                                                                   Morgan Stanley & Co.
October 4, 1947                                               (January 1984 - March 2004)

   JOHN A. FRY              Trustee               4 Years         President - Franklin &           92           Director - Community
2005 Market Street                                                   Marshall College                              Health Systems
 Philadelphia, PA                                                (June 2002 - Present)
     19103
                                                                 Executive Vice President
May 28, 1960                                                         - University of
                                                                       Pennsylvania
                                                                 (April 1995 - June 2002)

 ANTHONY D. KNERR           Trustee              12 Years       Founder/Managing Director          92                   None
2005 Market Street                                                  - Anthony Knerr &
 Philadelphia, PA                                                  Associates (Strategic
      19103                                                              Consulting)
                                                                      (1990 - Present)
December 7, 1938

LUCINDA S. LANDRETH         Trustee               Since         Chief Investment Officer -         92                   None
 2005 Market Street                           March 23, 2005        Assurant, Inc.
Philadelphia, PA                                                     (Insurance)
    19103                                                           (2002 - 2004)

June 24, 1947

  ANN R. LEVEN              Trustee              16 Years         Treasurer/Chief Fiscal           92            Director and Audit
2005 Market Street                                                  Officer - National                                Committee
 Philadelphia, PA                                                     Gallery of Art                                Chairperson -
    19103                                                             (1994 - 1999)                                  Andy Warhol
                                                                                                                     Foundation
November 1, 1940
                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                    Systemax Inc.

                                                                                                 NUMBER OF              OTHER
                                                                                             PORTFOLIOS IN FUND      DIRECTORSHIPS
                           POSITION(S)                                                       COMPLEX OVERSEEN         HELD BY
NAME, ADDRESS AND           HELD WITH         LENGTH OF TIME    PRINCIPAL OCCUPATION(S)         BY TRUSTEE             TRUSTEE
   BIRTHDATE                 FUND(S)              SERVED          DURING PAST 5 YEARS           OR OFFICER            OR OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

THOMAS F. MADISON            Trustee              11 Years       President/Chief Executive           92              Director -
2005 Market Street                                                Officer - MLM Partners,                           Banner Health
 Philadelphia, PA                                                  Inc. (Small Business
     19103                                                       Investing and Consulting)                      Director and Audit
                                                                 (January 1993 - Present)                       Committee Member-
                                                                                                                CenterPoint Energy
February 25, 1936
                                                                                                                 Director and Audit
                                                                                                                 Committee Member-
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member-
                                                                                                                 Rimage Corporation

                                                                                                                Director -  Valmont
                                                                                                                 Industries Inc.

 JANET L. YEOMANS            Trustee             6 Years         Vice President/Mergers &            92                None
2005 Market Street                                                      Acquisitions -
 Philadelphia, PA                                                      3M Corporation
     19103                                                        (January 2003 - Present)

 July 31, 1948                                                      Ms. Yeomans has held
                                                                     various management
                                                                positions at 3M Corporation
                                                                        since 1983.

J. RICHARD ZECHER            Trustee              Since                  Founder -                   92           Director and Audit
2005 Market Street                            March 23, 2005         Investor Analytics                           Committee Member -
 Philadelphia, PA                                                    (Risk Management)                           Investor Analytics
      19103                                                         (May 1999 - Present)
                                                                                                                  Director and Audit
July 3, 1940                                                                                                      Committee Member -
                                                                                                                    Oxigene, Inc.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

 MICHAEL P. BISHOF         Senior Vice       Chief Financial      Mr. Bishof has served in           92                   None(3)
2005 Market Street        President and       Officer since     various executive capacities
Philadelphia, PA         Chief Financial    February 17, 2005     at different times at
    19103                    Officer                               Delaware Investments.

 August 18, 1962

RICHELLE S. MAESTRO      Executive Vice          2 Years          Ms. Maestro has served in          92                   None(3)
2005 Market Street      President, Chief                        various executive capacities
 Philadelphia, PA      Legal Officer and                          at different times at
     19103                 Secretary                                Delaware Investments.

November 26, 1957

 JOHN J. O'CONNOR          Senior Vice        Treasurer since     Mr. O'Connor has served in         92                   None(3)
2005 Market Street        President and      February 17, 2005   various executive capacities
 Philadelphia, PA           Treasurer                              at different times at
     19103                                                          Delaware Investments.

June 16, 1957

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3) Mr. Bishof, Ms. Maestro and Mr. O'Connor also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group

This annual report is for the information of Delaware Inflation Protected Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Inflation Protected Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                           AFFILIATED OFFICERS                      CONTACT INFORMATION
JUDE T. DRISCOLL                            MICHAEL P. BISHOF                        INVESTMENT MANAGER
Chairman                                    Senior Vice President and                Delaware Management Company,
Delaware Investments Family of Funds        Chief Financial Officer                  a Series of Delaware Management Business Trust
Philadelphia, PA                            Delaware Investments Family of Funds     Philadelphia, PA
                                            Philadelphia, PA
THOMAS L. BENNETT                                                                    NATIONAL DISTRIBUTOR
Private Investor                            RICHELLE S. MAESTRO                      Delaware Distributors, L.P.
Rosemont, PA                                Executive Vice President,                Philadelphia, PA
                                            Chief Legal Officer and Secretary
JOHN A. FRY                                 Delaware Investments Family of Funds     SHAREHOLDER SERVICING, DIVIDEND
President                                   Philadelphia, PA                         DISBURSING AND TRANSFER AGENT
Franklin & Marshall College                                                          Delaware Service Company, Inc.
Lancaster, PA                               JOHN J. O'CONNOR                         2005 Market Street
                                            Senior Vice President and Treasurer      Philadelphia, PA 19103-7094
ANTHONY D. KNERR                            Delaware Investments Family of Funds
Managing Director                           Philadelphia, PA                         FOR SHAREHOLDERS
Anthony Knerr & Associates                                                           800 523-1918
New York, NY
                                                                                     FOR SECURITIES DEALERS AND FINANCIAL
LUCINDA S. LANDRETH                                                                  INSTITUTIONS REPRESENTATIVES ONLY
Former Chief Investment Officer                                                      800 362-7500
Assurant, Inc.
Philadelphia, PA                                                                     Web site
                                                                                     www.delawareinvestments.com
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                Delaware Investments is the marketing name for
National Gallery of Art                                                              Delaware Management Holdings, Inc. and
Washington, DC                                                                       its subsidiaries.

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------


(9663)                                                        Printed in the USA
AR-556 [7/05] IVES 9/05                                     MF-05-08-022 PO10385

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Thomas L. Bennett (1)
         Thomas F. Madison
         Janet L. Yeomans (1)
         J. Richard Zecher

Item 4. Principal Accountant Fees and Services

         (a) Audit fees.
             ----------

         The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $23,300 for the fiscal year ended July 31, 2005.

_______________________
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

         The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $26,000 for the fiscal year ended July 31, 2004.

         (b) Audit-related fees.
             -------------------

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2005.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $159,700 for the registrant's fiscal year ended July 31, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the Registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Registrant; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2004.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $167,700 for the registrant's fiscal year ended July 31, 2004. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the Registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Registrant; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         (c) Tax fees.
             ---------

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $4,200 for the fiscal year ended July 31, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: Review of income tax returns and review of annual excise distribution calculations.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended July 31, 2005.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $1,750 for the fiscal year ended July 31, 2004. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended July 31, 2004.

         (d) All other fees.
             --------------

         The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended July 31, 2005.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended July 31, 2005.

         The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended July 31, 2004.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended July 31, 2004.

         (e) The registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the registrant's independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $335,260 and $344,690 for the registrant's fiscal years ended July 31, 2005 and July 31, 2004, respectively.

         (h) In connection with its selection of the independent auditors, the registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the registrant's investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits

(a) (1) Code of Ethics

        Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


NAME OF REGISTRANT:  Delaware Group Government Fund

JUDE T. DRISCOLL
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    October 7, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    October 7, 2005


MICHAEL P. BISHOF
---------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    October 7, 2005